Investments - Rollforward of Allowance for Debt Securities Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	$ 14	$ 0
Additions for which credit loss was not previously recorded	2	17
Changes for securities with previously recorded credit loss	9	(3)
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(16)	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	9	14
Accrued interest receivable on debt securities	373	433
U.S. government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Other government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Public utilities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Corporate securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Residential mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	2	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	2	0
Commercial mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Other asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	14	0
Additions for which credit loss was not previously recorded	0	17
Changes for securities with previously recorded credit loss	9	(3)
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(16)	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	$ 7	$ 14